TAXATION - NOLs and tax credit carryforwards (Details) $ in Thousands	Dec. 31, 2024 USD ($)
PRC
TAXATION
NOLs, the PRC	$ 760,691
US
TAXATION
Tax credits, U.S. federal	11,490
Tax credits, U.S. state	$ 13,337